Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

November 30, 2020

STP-QTLY-0121
1.813036.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.3%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.:
2.946% 3/15/22	$1,708	$1,765
5.15% 9/15/23	4,425	4,998
		6,763
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	10,981	11,606
Comcast Corp. 3.1% 4/1/25	355	390
Time Warner Cable, Inc.:
4% 9/1/21	4,250	4,319
4.125% 2/15/21	9,271	9,287
		25,602
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	8,791	8,848
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	7,030	7,774
		16,622

TOTAL COMMUNICATION SERVICES		48,987

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 3.0%
American Honda Finance Corp. 0.4% 10/21/22	5,772	5,779
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	12,171	12,945
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	9,098	9,158
2.3% 2/12/21 (c)	9,038	9,070
3.35% 5/4/21 (c)	9,038	9,149
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	10,000	10,009
3.55% 4/9/21	4,197	4,240
4.2% 3/1/21	3,615	3,635
4.2% 11/6/21	18,987	19,589
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (c)	8,525	8,543
2.5% 9/24/21 (c)	2,573	2,615
2.9% 5/13/22 (c)	3,439	3,551
		98,283
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	5,474	5,503
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	1,799	1,822
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	4,884	4,884
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	4,259	4,317
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,978	3,083
Specialty Retail - 0.2%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.556% 3/1/22 (a)(b)	3,357	3,367
TJX Companies, Inc. 3.5% 4/15/25	2,183	2,426
		5,793
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	9,376	9,585

TOTAL CONSUMER DISCRETIONARY		133,270

CONSUMER STAPLES - 2.4%
Beverages - 0.1%
Molson Coors Beverage Co. 3.5% 5/1/22	5,227	5,440
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	6,025	6,035
Mondelez International, Inc.:
0.625% 7/1/22	9,400	9,445
2.125% 4/13/23	3,504	3,635
		19,115
Tobacco - 1.7%
Altria Group, Inc.:
2.35% 5/6/25	1,269	1,345
2.85% 8/9/22	7,230	7,524
3.49% 2/14/22	2,584	2,684
BAT Capital Corp. 3.222% 8/15/24	6,714	7,264
BAT International Finance PLC 1.668% 3/25/26	6,714	6,834
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (c)	7,381	7,875
3.75% 7/21/22 (c)	6,086	6,333
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	6,104
2.625% 2/18/22	2,445	2,509
2.875% 5/1/24	6,658	7,159
		55,631

TOTAL CONSUMER STAPLES		80,186

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,646
Cenovus Energy, Inc. 3% 8/15/22	5,805	5,821
Chevron Corp. 1.141% 5/11/23	6,298	6,424
Chevron U.S.A., Inc. 0.426% 8/11/23	4,114	4,125
Energy Transfer Partners LP:
3.6% 2/1/23	3,816	3,963
4.2% 9/15/23	1,944	2,070
Enterprise Products Operating LP 2.8% 2/15/21	2,622	2,635
Equinor ASA 1.75% 1/22/26	1,409	1,473
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,985
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,744
Marathon Petroleum Corp. 4.5% 5/1/23	7,103	7,676
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (a)(b)	1,416	1,416
1.75% 3/1/26	10,071	10,204
4.5% 7/15/23	1,148	1,244
Occidental Petroleum Corp.:
2.7% 8/15/22	834	822
2.9% 8/15/24	2,755	2,569
3.125% 2/15/22	1,803	1,798
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.833% 2/26/21 (a)(b)	6,909	6,910
0.9% 2/15/24	8,080	8,089
3.7% 4/6/23	5,512	5,897
3.85% 4/9/25	8,057	9,013
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	6,302	6,473
Schlumberger Investment SA 3.3% 9/14/21 (c)	6,055	6,155
Shell International Finance BV 3.5% 11/13/23	1,830	1,993
Suncor Energy, Inc. 3.6% 12/1/24	8,057	8,874
Valero Energy Corp.:
1.2% 3/15/24	8,144	8,142
2.7% 4/15/23	994	1,033
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	2,561	2,477
4.1% 2/1/25	4,124	4,115
5.375% 6/1/21	11,749	11,837
Williams Partners LP:
3.6% 3/15/22	10,739	11,114
4% 11/15/21	3,357	3,440
		163,177
FINANCIALS - 28.3%
Banks - 14.6%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	2,410	2,411
Bank of America Corp.:
0.81% 10/24/24 (a)	7,030	7,057
2.738% 1/23/22 (a)	6,714	6,737
3.004% 12/20/23 (a)	24,790	26,043
3.124% 1/20/23 (a)	3,013	3,103
Bank of Nova Scotia 0.8% 6/15/23	11,078	11,204
Barclays Bank PLC 1.7% 5/12/22	1,716	1,746
Barclays PLC:
2.852% 5/7/26 (a)	4,878	5,178
3.25% 1/12/21	4,132	4,144
BNP Paribas SA 3.5% 3/1/23 (c)	20,640	21,963
BPCE SA 2.75% 12/2/21	3,013	3,085
Canadian Imperial Bank of Commerce 0.95% 6/23/23	16,765	16,975
Capital One Bank NA 2.014% 1/27/23 (a)	13,428	13,659
Capital One NA 2.15% 9/6/22	2,312	2,380
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	7,573	7,587
Citigroup, Inc.:
2.312% 11/4/22 (a)	13,512	13,744
2.75% 4/25/22	6,025	6,212
3.106% 4/8/26 (a)	6,714	7,298
3.142% 1/24/23 (a)	7,290	7,509
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	11,735	11,870
Danske Bank A/S 3.875% 9/12/23 (c)	7,592	8,191
HSBC Holdings PLC:
1.645% 4/18/26 (a)	6,806	6,902
3.262% 3/13/23 (a)	7,480	7,740
ING Groep NV 3.15% 3/29/22	12,261	12,698
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	13,972	14,299
3.207% 4/1/23 (a)	6,025	6,250
3.514% 6/18/22 (a)	25,392	25,820
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.703% 5/7/21 (a)(b)	7,320	7,333
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	2,099	2,121
2.907% 11/7/23 (a)	11,813	12,324
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (a)	8,059	8,095
2.193% 2/25/25	9,124	9,610
2.623% 7/18/22	4,218	4,372
3.218% 3/7/22	6,507	6,741
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	10,845	10,933
0.849% 9/8/24 (a)	4,265	4,276
PNC Bank NA:
1.743% 2/24/23 (a)	6,261	6,374
2.028% 12/9/22 (a)	5,227	5,317
Regions Financial Corp.:
2.25% 5/18/25	3,950	4,180
2.75% 8/14/22	6,917	7,178
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,903
2.55% 7/16/24	8,572	9,160
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	5,310	5,503
3.875% 9/12/23	14,202	15,387
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,806
4.45% 12/3/21	6,356	6,584
Svenska Handelsbanken AB 0.625% 6/30/23 (c)	10,340	10,397
Synovus Bank 2.289% 2/10/23 (a)	2,062	2,088
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	7,184	7,204
0.75% 6/12/23	16,785	16,924
Wells Fargo & Co.:
1.654% 6/2/24 (a)	8,218	8,410
2.164% 2/11/26 (a)	20,142	21,088
Wells Fargo Bank NA 2.082% 9/9/22 (a)	6,714	6,801
Zions Bancorp NA:
3.35% 3/4/22	2,684	2,767
3.5% 8/27/21	6,641	6,780
		484,461
Capital Markets - 6.0%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	8,829	8,841
1% 5/5/23	8,057	8,165
2.1% 11/12/21	5,240	5,328
2.8% 4/8/22	3,489	3,605
Credit Suisse Group AG 3.574% 1/9/23 (c)	6,025	6,218
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (a)	6,748	6,886
3.15% 1/22/21	11,801	11,837
3.375% 5/12/21	6,568	6,637
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	7,000	7,019
2.876% 10/31/22 (a)	12,050	12,314
2.905% 7/24/23 (a)	12,572	13,073
3% 4/26/22	15,183	15,342
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,998	7,033
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (a)(b)	6,025	6,054
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	13,428	13,465
0.56% 11/10/23 (a)	7,000	7,005
2.625% 11/17/21	16,354	16,706
3.737% 4/24/24 (a)	6,025	6,477
4% 7/23/25	6,714	7,685
State Street Corp. 2.825% 3/30/23 (a)	405	418
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	9,038	9,066
UBS AG London Branch 1.75% 4/21/22 (c)	11,414	11,624
UBS Group AG 1.008% 7/30/24 (a)(c)	8,398	8,458
		199,256
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	2,487	2,637
4.875% 1/16/24	2,014	2,169
Ally Financial, Inc.:
3.05% 6/5/23	5,730	6,042
5.125% 9/30/24	6,284	7,207
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.8244% 8/1/22 (a)(b)	10,071	10,134
2.65% 12/2/22	3,357	3,511
2.75% 5/20/22	8,157	8,426
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	6,890	6,774
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	6,605	6,536
Capital One Financial Corp. 2.6% 5/11/23	4,486	4,703
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,847
3.336% 3/18/21	15,596	15,650
4.14% 2/15/23	3,615	3,707
John Deere Capital Corp.:
0.7% 7/5/23	3,636	3,667
3.125% 9/10/21	6,025	6,156
Synchrony Financial:
2.85% 7/25/22	940	971
4.25% 8/15/24	9,435	10,359
4.375% 3/19/24	8,076	8,875
Toyota Motor Credit Corp.:
1.15% 5/26/22	8,057	8,160
2.9% 3/30/23	7,261	7,682
		130,213
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (c)	2,622	2,647
2.3% 7/1/22 (c)	2,548	2,624
3.35% 6/25/21 (c)	6,025	6,131
BP Capital Markets America, Inc.:
2.937% 4/6/23	2,095	2,217
4.742% 3/11/21	6,714	6,796
Brixmor Operating Partnership LP 3.875% 8/15/22	7,886	8,202
Equitable Holdings, Inc. 3.9% 4/20/23	628	678
USAA Capital Corp. 1.5% 5/1/23 (c)	1,377	1,413
		30,708
Insurance - 2.9%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	7,205	7,198
American International Group, Inc. 2.5% 6/30/25	6,714	7,210
Aon Corp. 2.2% 11/15/22	3,656	3,783
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	10,000	10,009
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	3,527	3,527
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	3,893	3,992
MassMutual Global Funding II 0.85% 6/9/23 (c)	14,166	14,331
Metropolitan Life Global Funding I:
0.9% 6/8/23 (c)	5,675	5,749
1.95% 1/13/23 (c)	7,117	7,352
Metropolitan Tower Global Funding 0.55% 7/13/22 (c)	10,071	10,115
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	11,574	11,594
1.1% 5/5/23 (c)	3,595	3,657
Pacific Life Global Funding II 1.2% 6/24/25 (c)	5,535	5,619
		94,136

TOTAL FINANCIALS		938,774

HEALTH CARE - 3.4%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	8,775	9,084
3.45% 3/15/22	6,627	6,851
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	1,266	1,271
		17,206
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 3.45% 3/1/24	2,551	2,767
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (a)(b)	5,197	5,198
		7,965
Health Care Providers & Services - 1.5%
Anthem, Inc. 3.125% 5/15/22	7,314	7,604
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	3,013	3,014
3.05% 11/30/22	5,040	5,289
3.4% 9/17/21	5,532	5,665
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	7,230	7,243
3.35% 3/9/21	8,162	8,230
Humana, Inc. 2.5% 12/15/20	4,567	4,571
UnitedHealth Group, Inc. 3.35% 7/15/22	6,025	6,323
		47,939
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (c)	9,038	9,172
4.25% 12/15/25 (c)	6,748	7,721
Bayer U.S. Finance LLC 3% 10/8/21 (c)	3,500	3,576
Bristol-Myers Squibb Co. 2.6% 5/16/22	6,657	6,882
Elanco Animal Health, Inc. 4.912% 8/27/21 (a)	4,198	4,303
Mylan NV 3.125% 1/15/23 (c)	6,478	6,804
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	957	971
Viatris, Inc. 1.125% 6/22/22 (c)	1,840	1,856
		41,285

TOTAL HEALTH CARE		114,395

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
The Boeing Co.:
1.95% 2/1/24	3,500	3,534
4.875% 5/1/25	4,713	5,261
		8,795
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	7,598	7,259
3.4% 4/19/21	5,094	5,100
		12,359
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	10,045
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	9,036	9,050
Roper Technologies, Inc. 0.45% 8/15/22	941	942
		9,992
Machinery - 0.5%
Caterpillar Financial Services Corp. 0.95% 5/13/22	10,071	10,167
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	5,064	5,065
		15,232
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	972	986
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.5% 3/1/21	3,948	3,965
3.5% 1/15/22	6,145	6,313
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,785
		18,063

TOTAL INDUSTRIALS		75,472

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	10,507	11,625
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	3,364	3,447
The Western Union Co.:
2.85% 1/10/25	1,585	1,693
4.25% 6/9/23	6,025	6,523
		11,663
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	4,211	4,397
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	7,175	7,260

TOTAL INFORMATION TECHNOLOGY		34,945

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	4,034	4,267
The Mosaic Co. 3.25% 11/15/22	2,280	2,383
		6,650
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	3,031
Crown Castle International Corp. 1.35% 7/15/25	700	711
Welltower, Inc. 3.625% 3/15/24	3,276	3,564
		7,306
UTILITIES - 3.1%
Electric Utilities - 1.9%
Duke Energy Corp. 1.8% 9/1/21	2,287	2,309
Eversource Energy 2.5% 3/15/21	4,451	4,470
Exelon Corp. 3.497% 6/1/22 (a)	6,360	6,632
FirstEnergy Corp.:
1.6% 1/15/26	747	727
2.05% 3/1/25	4,143	4,147
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	8,332	8,335
2.85% 4/1/25	1,893	2,063
ITC Holdings Corp. 2.7% 11/15/22	4,592	4,776
NextEra Energy Capital Holdings, Inc.:
2.403% 9/1/21	6,714	6,818
2.75% 5/1/25	6,482	7,023
2.9% 4/1/22	6,676	6,900
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	3,666	3,669
Virginia Electric & Power Co. 2.75% 3/15/23	3,615	3,789
		61,658
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,573
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	1,871	1,872
		3,445
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,007	1,017
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	6,850	6,868
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	5,059	5,067
2.715% 8/15/21	5,251	5,331
DTE Energy Co.:
0.55% 11/1/22	7,000	7,015
2.25% 11/1/22	8,094	8,385
NiSource, Inc. 0.95% 8/15/25	2,976	2,974
		35,640

TOTAL UTILITIES		101,760

TOTAL NONCONVERTIBLE BONDS
(Cost $1,667,091)		1,704,922

U.S. Treasury Obligations - 16.0%
U.S. Treasury Notes:
0.25% 7/31/25	$67,140	$66,867
0.375% 4/30/25	106,699	106,974
2.125% 3/31/24 (d)	114,220	121,430
2.375% 8/15/24	217,943	235,033
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $518,971)		530,304

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 0.7%
3% 12/1/31	3,581	3,764
3.5% 9/1/29	2,188	2,378
4.5% 3/1/39 to 9/1/49	13,949	15,416
5.5% 11/1/34	2,036	2,344
7.5% 11/1/31	0	0

TOTAL FANNIE MAE		23,902

Freddie Mac - 1.7%
2% 1/1/32	20,875	21,821
2.5% 11/1/28	15,422	16,077
3% 5/1/29	16,294	17,135
4% 4/1/26	331	351
8.5% 5/1/26 to 7/1/28	32	37

TOTAL FREDDIE MAC		55,421

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	229	262
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $77,490)		79,585

Asset-Backed Securities - 16.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$262	$277
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	2,392	2,399
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	7,459	7,481
Series 2018-2 Class A, 3.29% 5/15/23	8,387	8,503
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	273	273
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	6,670	6,753
Series 2018-6 Class A, 3.06% 2/15/24	6,025	6,131
Bank of America Credit Card Master Trust Series 2018-A1 Class A1, 2.7% 7/17/23	8,435	8,478
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (c)	1,506	1,520
Series 2019-1 Class A2, 2.4% 10/17/22 (c)	553	555
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (c)	6,001	6,078
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	2,803	2,816
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	419	420
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	3,382	3,428
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	906	909
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	8,732	9,007
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	389	390
Series 2017-4 Class A3, 2.11% 10/17/22	814	817
Series 2018-2 Class A3, 2.98% 1/17/23	2,049	2,073
Series 2018-4 Class A3, 3.36% 9/15/23	3,652	3,733
Series 2019-1 Class A3, 3.05% 3/15/24	5,389	5,507
Series 2019-4 Class A2A, 2.01% 3/15/23	1,267	1,275
Series 2020-3 Class A2A, 0.49% 6/15/23	6,714	6,722
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,158
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (c)	207	208
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (c)	361	362
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4509% 11/15/29 (a)(b)(c)	1,111	1,111
Series 2018-1A Class A1, 3.04% 4/15/30 (c)	1,930	1,963
Series 2018-3A Class A1, 3.39% 1/15/31 (c)	2,385	2,457
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,643	3,714
Series 2020-1A Class A1, 0.87% 8/16/32 (c)	5,506	5,516
Citibank Credit Card Issuance Trust Series 2018-A1 Class A1, 2.49% 1/20/23	8,674	8,701
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	3,625	3,674
Series 2019-C Class A2, 1.99% 3/15/23	1,109	1,116
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (c)	904	908
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (c)	5,250	5,291
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	186	186
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	1,136	1,142
Series 2019-HP1 Class A, 2.59% 12/15/26 (c)	7,455	7,542
Series 2019-P1 Class A, 2.94% 7/15/26 (c)	738	743
Series 2019-P2 Class A, 2.47% 10/15/26 (c)	2,945	2,963
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6493% 7/25/34 (a)(b)	157	149
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (c)	530	531
Series 2018-2 Class A3, 3.37% 10/22/23 (c)	1,561	1,573
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	705	707
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	4,704	4,734
Class A3, 1.91% 10/22/24 (c)	2,848	2,898
Series 2020-2:
Class A2, 0.47% 10/24/22 (c)	3,196	3,201
Class A3, 0.57% 10/23/23 (c)	3,903	3,913
Discover Card Master Trust:
Series 2019-A1 Class A1, 3.04% 7/15/24	6,384	6,585
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4109% 12/15/23 (a)(b)	12,050	12,064
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (c)	287	287
Series 2018-ST2 Class A3, 3.46% 1/20/22 (c)	1,582	1,592
Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	1,402	1,406
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	3,763	3,779
Class A3, 2.08% 2/21/23 (c)	2,727	2,767
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (c)	842	844
Series 2019-4A Class A, 2.17% 5/15/23 (c)	2,216	2,227
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	2,561	2,606
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	9,861	10,014
Series 2020-2 Class A2, 0.61% 7/20/26 (c)	8,077	8,081
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2	2
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	1,514	1,518
Series 2020-A Class A3, 1.85% 3/15/23	9,904	10,049
Series 2020-B Class A3, 0.62% 8/15/23	7,011	7,039
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	2,014	2,053
Series 2020-B Class A, 0.5% 2/15/23	8,441	8,449
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	6,627	6,706
Series 2020-1 Class A1, 0.7% 9/15/25	6,674	6,707
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	2,045	2,056
Series 2019-2 Class A3, 2.67% 3/21/22	1,937	1,949
Series 2020-1 Class A2A, 1.67% 4/20/22	1,929	1,938
Series 2020-3 Class A3, 0.45% 8/21/23	4,130	4,138
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	6,714	6,718
Series 2020-4 Class A3, 0.38% 8/18/25	6,015	6,020
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	931	936
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (c)	6,411	6,461
Series 2020-1 Class A, 0.68% 8/15/25 (c)	3,218	3,229
Series 2020-2 Class A, 0.69% 10/15/25 (c)	6,742	6,749
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 1.8501% 6/25/34 (a)(b)	2	2
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (c)	5,997	6,038
Series 2020-2A Class A2, 0.65% 7/22/30 (c)	9,614	9,632
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (c)	4,410	4,487
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	1,768	1,781
Series 2020-B Class A2, 0.38% 3/15/23	6,714	6,719
Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,577
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	1,070	1,074
Series 2019-B Class A2, 2.28% 5/16/22	1,816	1,821
Series 2020-A Class A2, 1.01% 1/17/23	3,859	3,872
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (c)	4,494	4,551
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	2,892	2,961
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (c)	1,068	1,077
Series 2020-1A Class A, 2.24% 3/15/30 (c)	656	660
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	2,083	2,094
Series 2019-B Class A3, 2% 10/17/22	7,953	8,059
Series 2020-A Class A3, 1.84% 12/15/22	4,124	4,185
Series 2020-B Class A3, 0.4% 11/15/23	3,208	3,212
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	9,390	9,402
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (c)	3,422	3,451
Class A3, 2.01% 12/12/24 (c)	5,378	5,538
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	6,176	6,176
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (c)	3,923	3,917
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (a)(b)	463	463
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (c)	381	382
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (c)	2,431	2,465
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (c)	1,256	1,260
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (c)	4,263	4,332
Series 2019-B Class A2A, 2.29% 4/20/22 (c)	4,209	4,239
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	4,902	4,942
Series 2020-B Class A3, 0.57% 4/22/24 (c)	7,455	7,475
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (c)	3,976	4,017
Series 2019-1A Class A3, 2.986% 2/27/23 (c)	3,159	3,208
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.8004% 12/15/25 (a)(b)(c)	5,066	5,063
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	2,857	2,888
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (a)(b)	177	162
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	3,385	3,391
Class A3, 0.68% 12/20/23 (c)	3,853	3,874
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	7,700	7,770
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (c)	2,742	2,928
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (c)	4,906	5,039
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	2,218	2,241
Series 2019-A Class A3, 2.91% 7/17/23	3,299	3,360
Series 2019-C Class A3, 1.91% 9/15/23	1,645	1,673
Series 2020-C Class A3, 0.44% 10/15/24	8,057	8,082
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	261	180
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (c)	627	628
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (c)	48	48
Series 2018-A Class A1A, 3.23% 4/20/23	6,918	7,007
Series 2020-A Class A1A, 1.85% 7/22/24	8,106	8,305
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	5,801	5,892
Series 2020-A Class A3, 0.39% 1/22/24	8,774	8,772
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	2,530	2,562
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	3,564	3,623
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	4,038	4,119
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6609% 7/17/23 (a)(b)(c)	7,959	7,971
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (c)	711	714
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	5,175	5,194
Series 2020-C Class A2, 0.35% 12/15/23	6,714	6,719
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	3,563	3,604
Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,288
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	3,910	3,932
TOTAL ASSET-BACKED SECURITIES
(Cost $536,427)		541,073

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 1.4%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	1,513	1,513
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.6569% 10/15/54 (a)(b)(c)	1,309	1,309
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	1,474	1,479
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	7,482	7,649
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	1,742	1,743
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	8,275	8,276
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (c)	1,102	1,105
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (c)	7,111	7,122
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	1,486	1,487
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (c)	675	684
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (c)	8,557	8,572
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(b)	3	3
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	5,903	5,915

TOTAL PRIVATE SPONSOR		46,857

U.S. Government Agency - 0.7%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4501% 5/25/45 (a)(b)	5,089	5,105
sequential payer Series 2001-40 Class Z, 6% 8/25/31	120	138
Series 2016-27:
Class HK, 3% 1/25/41	4,838	5,150
Class KG, 3% 1/25/40	2,365	2,524
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5001% 7/25/46 (a)(b)	5,997	6,036
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	1,153	1,162
Series 2015-4437 Class DE, 2% 10/15/32	1,226	1,236
Series 3949 Class MK, 4.5% 10/15/34	553	611
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	96	96

TOTAL U.S. GOVERNMENT AGENCY		22,058

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $68,347)		68,915

Commercial Mortgage Securities - 5.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (c)	2,246	2,241
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(c)(f)(g)	4,610	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,344	2,421
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	3,835	3,830
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	5,910	5,895
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	4,300	4,165
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	7,801	7,801
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (c)	8,036	8,135
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	1,678	1,666
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9309% 7/15/32 (a)(b)(c)	6,518	6,516
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	6,229	5,959
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	3,636	3,759
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,715	1,791
Series 2016-GC36 Class AAB, 3.368% 2/10/49	3,485	3,700
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,906	4,976
Series 2014-CR18 Class ASB, 3.452% 7/15/47	7,854	8,154
Series 2012-CR4 Class ASB, 2.436% 10/15/45	1,726	1,750
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,083	2,117
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	8,023	8,026
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (c)	1,098	1,132
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.8909% 7/15/32 (a)(b)(c)	7,508	7,319
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	2,582	2,648
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (c)	3,050	3,133
Class A3, 3.482% 1/10/45	3,877	3,944
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	4,621	4,762
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	8,951	9,098
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,734
Series 2017-GS8 Class A1, 2.222% 11/10/50	4,055	4,099
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	2,343	2,450
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,944	3,042
Series 2012-CBX Class A/S, 4.2707% 6/15/45	4,539	4,720
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (c)	8,295	8,483
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	3,240	3,183
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,858	2,879
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	4,012	4,301
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	4,084
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	941	942
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	2,066	2,240
Series 2016-C32 Class A1, 1.968% 12/15/49	777	779
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	4,896	5,058
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(c)	3,812	3,882
Series 2019-H7 Class A1, 2.327% 7/15/52	3,386	3,467
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	4,701	4,698
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,376	2,423
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,291	4,640
Series 2013-LC12 Class A1, 1.676% 7/15/46	233	233
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(c)	4,433	4,432
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	340	348
Series 2013-C14 Class ASB, 2.977% 6/15/46	3,116	3,181
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,443	1,509
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $196,669)		195,745

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $9,345)	9,345	9,547

Bank Notes - 2.2%
BBVA U.S.A.:
2.875% 6/29/22	$7,890	$8,179
3.5% 6/11/21	4,860	4,928
Citibank NA:
2.844% 5/20/22 (a)	7,230	7,316
3.165% 2/19/22 (a)	9,640	9,698
Discover Bank 3.35% 2/6/23	6,882	7,278
First Republic Bank 1.912% 2/12/24 (a)	3,385	3,486
KeyBank NA 3.3% 2/1/22	1,911	1,978
RBS Citizens NA:
2.55% 5/13/21	6,081	6,131
3.25% 2/14/22	6,035	6,229
Synchrony Bank 3.65% 5/24/21	6,495	6,576
Truist Bank:
1.25% 3/9/23	8,057	8,212
3.502% 8/2/22 (a)	5,126	5,233
TOTAL BANK NOTES
(Cost $73,824)		75,244

Commercial Paper - 0.2%
TransCanada PipeLines Ltd. 0.29% 1/15/21
(Cost $7,997)	8,000	7,998
TOTAL COMMERCIAL PAPER
(Cost $7,997)		7,998
	Shares	Value (000s)

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.09% (h)
(Cost $95,755)	95,735,530	95,755
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.3%
With Mizuho Securities U.S.A., Inc. at 0.73%, dated 8/17/20 due 2/12/21(Collateralized by Corporate Obligations valued at $10,523,074, 3.38% - 5.00%, 10/1/22 - 4/15/30)
(Cost $10,000)	10,036	10,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,261,916)		3,319,088
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,398
NET ASSETS - 100%		$3,321,486

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	398	March 2021	$87,899	$49	$49
CBOT 5-Year U.S. Treasury Note Contracts (United States)	358	March 2021	45,119	59	59
TOTAL FUTURES CONTRACTS					$108

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,123,000 or 21.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $368,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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